Supplement to the
Fidelity® Enhanced Emerging Markets ETF, Fidelity® Enhanced International ETF, Fidelity® Enhanced Large Cap Core ETF, Fidelity® Enhanced Large Cap Growth ETF, Fidelity® Enhanced Large Cap Value ETF, Fidelity® Enhanced Mid Cap ETF, Fidelity® Enhanced Small Cap ETF, and Fidelity® Enhanced U.S. All-Cap Equity ETF
October 30, 2025
Prospectus

Effective on or about May 11, 2026, Fidelity® Enhanced Mid Cap ETF will be renamed Fidelity® Enhanced Mid Cap Core ETF. All references to the former name are replaced with the new name as appropriate.
Effective on or about May 11, 2026, Fidelity® Enhanced Small Cap ETF will be renamed Fidelity® Enhanced Small Cap Core ETF. All references to the former name are replaced with the new name as appropriate.
EIE-PSTK-0426-101 1.9911879.101	April 29, 2026
Supplement to the
Fidelity® Enhanced Emerging Markets ETF, Fidelity® Enhanced International ETF, Fidelity® Enhanced Large Cap Core ETF, Fidelity® Enhanced Large Cap Growth ETF, Fidelity® Enhanced Large Cap Value ETF, Fidelity® Enhanced Mid Cap ETF, Fidelity® Enhanced Small Cap ETF, and Fidelity® Enhanced U.S. All-Cap Equity ETF
October 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective on or about May 11, 2026, Fidelity® Enhanced Mid Cap ETF will be renamed Fidelity® Enhanced Mid Cap Core ETF. All references to the former name are replaced with the new name as appropriate.
Effective on or about May 11, 2026, Fidelity® Enhanced Small Cap ETF will be renamed Fidelity® Enhanced Small Cap Core ETF. All references to the former name are replaced with the new name as appropriate.

EIE-SSTK-0426-100-1.9922736.100	April 29, 2026